Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 201,491
Payable on a fixed date	[1],[4]	508,258
Total	[1],[5]	949,201	$ 942,028	$ 952,333
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	163,534
Payable on a fixed date	[4]	359,335
Total		691,199	680,489	679,196
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	72
Payable on a fixed date	[4]	48,664
Total		90,163	90,399	96,807
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	180
Payable on a fixed date	[4]	21,996
Total		22,176	22,835	21,562
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	14,665
Payable on a fixed date	[4]	19,120
Total		40,945	43,303	41,424
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,676
Payable on a fixed date	[4]	6,251
Total		16,499	16,268	15,860
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	146
Payable on a fixed date	[4]	17,028
Total		23,620	23,327	23,724
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,023
Payable on a fixed date	[4]	4,670
Total		9,249	10,018	9,580
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,195
Payable on a fixed date	[4]	31,194
Total		55,350	55,389	64,180
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	142,879
Payable on a fixed date	[4]	138,314
Total		296,750	292,117	288,617
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	56,354
Payable on a fixed date	[4]	337,659
Total		606,964	605,457	612,267
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,258
Payable on a fixed date	[4]	32,285
Total		45,487	$ 44,454	$ 51,449
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	196,564
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	145,486
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	41,391
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,450
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	1,557
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	31
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	3,642
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	5,193
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	181,077
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,294
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	42,888
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	22,844
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	36
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,153
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	122
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,889
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	525
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,319
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,364
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	31,874
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	$ 650

[1]	Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $122 (April 30, 2024 – $120; October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[6]	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.